Share Capital (Details) - Schedule of the number of options granted to employees under the option plan - Employees [Member] - $ / shares	6 Months Ended
Jun. 30, 2021
Share Capital (Details) - Schedule of the number of options granted to employees under the option plan [Line Items]
Number of options outstanding	1,198,777
Weighted average exercise price Options outstanding	$ 6.88
Number of options Granted	76,500
Weighted average exercise price Granted	$ 12.96
Number of options Exercised	(27,152)
Weighted average exercise price Exercised	$ 4.32
Number of options Expired
Weighted average exercise price Expired
Number of options Forfeited	(5,450)
Weighted average exercise price Forfeited	$ 11.18
Number of options outstanding	1,242,675
Weighted average exercise price Options outstanding	$ 7.46
Number of options exercisable	645,942
Weighted average exercise price Options exercisable	$ 5.56